COLORADO BONDSHARES

A TAX-EXEMPT FUND

Schedule of Investments

June 30, 2026 (unaudited)

	Maturity	Coupon	Principal	Value

Colorado Municipal Bonds 55.9%
Colorado 100.0%
64th Avenue ARI Authority - Series A - 2043 (g)	12/1/2043	6.50%	$5,000,000	$5,085,700

700 Kalamath LLC - Series A - 2025 (a)(j)	12/1/2030	0.00%	3,755,000	3,100,000

Aberdeen MD #1 - Series A - 2035	12/1/2035	7.50%	1,600,000	1,600,000

Anthology West MD #5 - Series A - 2049	12/1/2049	4.88%	4,515,000	4,375,957

Anthology West MD #5 - Series B - 2049 (g)	12/15/2049	7.63%	698,000	699,641

Aspen Street MD - Series A - 2050 (g)	12/1/2050	5.13%	4,300,000	3,757,322

Banning Lewis Ranch Regional MD - Series A - 2048	12/1/2048	5.38%	2,500,000	2,499,918

Base Village MD #2 - Series B – 2048 (g)	12/15/2048	6.50%	3,500,000	2,989,448

Belford North MD - Series A - 2050	12/1/2050	5.50%	4,000,000	3,715,160

Belford North MD - Series B - 2050 (g)	12/15/2050	8.50%	3,475,000	3,485,190

Bennett Crossing MD #1 - Series A - 2049	12/1/2049	6.13%	6,160,000	6,244,247

Bennett Ranch MD #1 - Series A - 2051	12/1/2051	5.00%	3,000,000	2,508,773

Bennett Ranch MD #1 - Series B - 2051 (g)	12/15/2051	7.50%	1,221,000	1,117,702

Bent Grass MD - Series A - 2054 (m)	12/1/2054	5.75%	7,180,000	7,431,976

Brighton Crossing MD #6 - Series A - 2035	12/1/2035	5.00%	525,000	533,933

Brighton Crossing MD #6 - Series A - 2040	12/1/2040	5.00%	1,545,000	1,562,287

Brighton Crossing MD #6 - Series A - 2050	12/1/2050	5.00%	9,020,000	8,842,470

Broomfield Village MD #2 - Series A - 2049	12/1/2049	5.00%	1,382,000	1,333,605

Buckley Yard MD #2 - Series A - 2052	12/1/2052	6.25%	6,800,000	6,817,428

Buckley Yard MD #2 - Series B - 2052 (g)	12/15/2052	9.25%	1,569,000	1,574,569

Canyons MD #5 - Series B – 2054	12/1/2054	6.50%	4,814,000	4,843,724

Castleview MD #1 - Series A - 2050 (g)	12/1/2050	5.00%	4,727,000	3,983,596

Castleview MD #2 - Series A - 2050	12/1/2050	5.00%	3,435,000	3,114,854

CCP MD #3 - Series A – 2053	12/1/2053	5.00%	1,192,000	1,194,657

CECFA Academy Of Advanced Learning - Series A - 2027 (m)	6/1/2027	4.38%	8,105,000	8,025,941

CECFA CEC / Aurora Charter School - Series A - 2032 (m)	7/1/2032	5.00%	63,270,000	63,435,945

CECFA CEC / CSEC BC Project - Series A - 2032 (m)	1/1/2032	4.88%	3,320,000	3,350,087

CECFA CEC / CSEC BC Project - Series A - 2037 (m)	1/1/2037	5.00%	3,595,000	3,596,144

CECFA CEC / CSEC BC Project - Series A - 2042 (m)	1/1/2042	5.13%	40,335,000	40,421,882

CECFA Chavez/Huerta Academy - Series A - 2027 (j)(m)	7/1/2027	4.50%	8,220,000	7,899,584

CECFA Chavez/Huerta Preparatory - Series A - 2027 (j)(m)	7/1/2027	4.38%	35,405,000	33,964,017

CECFA Civica Career & Collegiate Academy - Series A - 2029 (m)	7/15/2029	4.75%	7,790,000	7,628,577

CECFA CO Springs Academy - Series A - 2033 (m)	7/1/2033	5.75%	12,905,000	12,958,101

CECFA Colorado Skies Academy - Series A - 2030 (m)	7/1/2030	0.00%	10,595,000	3,178,500

CECFA Doral Academy - Series A - 2028 (m)	7/15/2028	4.50%	19,405,000	18,571,745

CECFA Global Village Academy - Senior Bonds - 2029 (m)	6/15/2029	5.85%	11,530,000	11,533,136

CECFA Global Village Academy - Series A - 2032 (m)	6/15/2032	6.13%	5,175,000	5,225,933

CECFA Grand Peak Academy - Series A - 2031 (m)	7/1/2031	4.00%	2,150,000	2,013,008

CECFA Grand Peak Academy - Series A - 2041 (m)	7/1/2041	4.25%	5,040,000	4,170,186

CECFA Grand Peak Academy - Series A - 2051 (m)	7/1/2051	4.50%	13,070,000	9,922,279

CECFA Mountain Sage Community School - Series A - 2029 (m)	7/1/2029	4.75%	3,945,000	3,941,218

CECFA Mountain Song Community School - Series A - 2029 (m)	7/1/2029	4.75%	5,810,000	5,809,584

CECFA Third Future School - Series A - 2029 (m)	7/1/2029	4.25%	5,645,000	5,364,870

CECFA Vanguard Classical School - Series A - 2027 (m)	7/1/2027	4.38%	23,310,000	22,989,341

Centerra South MD #1 - Series A - 2055 (m)	12/1/2055	6.25%	2,410,000	2,457,779

Cherry Creek South MD #5 - Series A - 2051 (g)	12/1/2051	6.00%	22,500,000	21,187,647

Cherry Hills City MD - Series A - 2047 (g)	12/1/2047	5.00%	1,370,000	1,345,768

Cielo MD - Series A - 2050 (g)	12/1/2050	5.25%	12,442,000	11,166,594

Cityset MD #2 - Series A - 2030	12/1/2030	3.50%	3,965,000	3,743,649

Cityset MD #2 - Series A - 2040	12/1/2040	4.38%	8,360,000	7,750,713

Cityset MD #2 - Series A - 2045	12/1/2045	4.50%	3,180,000	2,889,209

Clear Creek Transit MD #2 - Series A - 2041	12/1/2041	5.00%	1,886,000	1,529,607

Clear Creek Transit MD #2 - Series A - 2050	12/1/2050	5.00%	4,100,000	3,118,587

Cloverleaf MD - Series A - 2051	12/1/2051	6.00%	2,330,000	2,373,524

Cloverleaf MD - Series B - 2051 (g)	12/15/2051	9.25%	1,034,000	1,038,029

Colliers Hill MD #2 - Series B – 2047 (g)	12/15/2047	5.75%	2,231,000	2,224,727

Colliers Hill MD #3 - Series A - 2040	12/1/2040	5.25%	8,300,000	8,390,619

Colliers Hill MD #3 - Series A - 2048	12/1/2048	5.50%	18,250,000	18,417,659

Colliers Hill MD #3 - Series B - 2043 (g)	12/15/2043	8.50%	2,213,000	2,230,207

Colorado Centre MD - Series B - 2032 (g)(i)	1/1/2032	0.00%	6,592,306	2,966,538

Colorado Crossing MD #2 - Series A - 2047	12/1/2047	5.00%	4,000,000	3,991,069

Colorado Crossing MD #2 - Series A - 2050	12/1/2050	5.00%	4,000,000	3,904,968

Colorado Science & Tech Park MD #1 - Series B - 2039	12/15/2039	4.13%	160,000	161,755

Colorado Science & Tech Park MD #1 - Series B - 2044	12/15/2044	4.50%	215,000	217,635

Colorado Science & Tech Park MD #1 - Series B - 2054	12/15/2054	4.75%	635,000	633,934

Conestoga MD #2 - Series A - 2051 (g)	12/1/2051	5.25%	1,625,000	1,493,060

Conifer MD - Series A - 2030 (j)	12/1/2030	1.73%	10,000,000	4,777,096

Conifer MD - Series A - 2032 (j)	12/1/2032	1.73%	1,450,000	692,679

Conifer MD - Series A - 2033 (j)	12/1/2033	1.73%	1,550,000	740,450

Constitution Heights MD - Series A - 2049	12/1/2049	5.00%	1,742,000	1,703,939

Copperleaf MD #5 - Series A - 2055	12/1/2055	6.50%	1,180,000	1,227,647

Copperleaf MD #9 - Series A - 2051 (g)	12/1/2051	4.88%	8,175,000	6,705,525

Country Club Highlands MD - Series A - 2037	12/1/2037	7.25%	1,030,000	947,600

Crowfoot Valley Ranch MD #2 - Series B - 2054 (g)	12/15/2054	6.13%	2,750,000	2,725,000

Dakota Ridge MD - Series A - 2052 (g)	12/1/2052	6.00%	2,339,000	2,371,421

Deer Creek Villas MD - Series A - 2055	12/1/2055	5.00%	6,085,000	5,847,887

Denver Intl Business Center MD #1 - Series B - 2048 (g)	12/1/2048	6.00%	9,147,000	9,151,083

E86 MD - Series A - 2051 (g)	12/1/2051	5.13%	4,060,000	3,630,047

Eagle Brook Meadows MD #3 - Series A – 2051 (g)	12/1/2051	5.00%	1,600,000	1,531,186

Eastern Hills MD #10 - Series A - 2055	12/1/2055	6.00%	8,755,000	9,053,594

Eastern Hills MD #10 - Series B - 2055 (g)	12/15/2055	8.25%	1,802,000	1,810,622

Elora MD - Series A - 2055	12/1/2055	6.00%	5,000,000	5,170,528

Erie Highlands MD #2 - Series A - 2048	12/1/2048	5.25%	6,000,000	6,007,580

Erie Highlands MD #2 - Series B - 2048 (g)	12/15/2048	7.63%	1,819,000	1,819,754

Fields MD #1 - Series A - 2055	12/1/2055	6.25%	7,085,000	7,318,722

Fields MD #1 - Series B - 2055	12/15/2055	8.25%	1,207,000	1,213,326

Fitzsimons Village MD #1 - Series A - 2049	12/1/2049	5.00%	1,035,000	1,024,877

Fitzsimons Village MD #1 - Series B - 2049 (g)	12/15/2049	7.00%	611,000	613,089

Fitzsimons Village MD #3 - Series A - 2031	12/1/2031	4.00%	500,000	490,176

Fitzsimons Village MD #3 - Series A - 2041	12/1/2041	4.00%	4,445,000	3,994,990

Fitzsimons Village MD #3 - Series A - 2055	12/1/2055	4.25%	9,660,000	7,847,167

Fletcher Regional Improvement Authority - Series A - 2056	12/1/2056	5.88%	2,975,000	2,977,907

Flying Horse MD #2 - Series B - 2050 (g)(m)	12/15/2050	7.25%	15,041,000	15,099,164

Flying Horse MD #3 - Series A - 2049 (g)	12/1/2049	6.00%	2,965,000	2,976,331

Gold Hill North BID - Series A - 2054 (m)	12/1/2054	5.60%	3,600,000	3,624,893

Golden Eagle Acres MD #2 - Series A - 2051 (g)	12/1/2051	4.50%	1,790,000	1,523,767

Golden Overlook MD - Series A - 2054	12/1/2054	6.13%	4,500,000	4,678,151

Golden Overlook MD - Series B - 2054 (g)	12/15/2054	8.75%	1,347,000	1,352,048

Granary MD #5 - Series A - 2055	12/1/2055	6.25%	5,480,000	5,686,879

Granary MD #5 - Series B - 2055	12/15/2055	8.75%	1,141,000	1,143,247

Green Gables MD #2 - Series B – 2053 (g)	12/15/2053	8.25%	2,984,000	2,997,026

Green Valley Ranch East MD #6 - Series A - 2050	12/1/2050	5.88%	3,325,000	3,380,903

Green Valley Ranch East MD #9 - Series B - 2055 (g)	12/15/2055	8.00%	1,025,000	1,024,677

Greenspire MD #1 - Series A - 2051	12/1/2051	5.13%	1,925,000	1,777,280

Greenways MD #1 - Series A - 2051 (g)	12/1/2051	4.63%	6,845,000	5,517,798

Hancock MD #1 - Series A - 2055 (m)	12/1/2055	6.38%	6,525,000	6,653,101

Hancock MD #1 - Series B - 2055 (g)(m)	12/15/2055	8.38%	1,007,000	1,011,767

Hawkview MD - Series A - 2055	12/1/2055	5.88%	6,080,000	6,135,402

Hawkview MD - Series B - 2055 (g)	12/15/2055	8.50%	1,336,000	1,342,627

Hess Ranch MD #6 - Series A - 2049	12/1/2049	5.00%	5,000,000	5,000,327

Hidden Creek MD - Series A - 2045 (g)	12/1/2045	4.63%	3,430,000	3,073,682

Hogback MD - Series A - 2041	12/1/2041	5.00%	725,000	727,995

Hogback MD - Series A - 2051	12/1/2051	5.00%	1,550,000	1,479,188

Horizon MD #2 - Series A - 2051 (g)	12/1/2051	4.50%	11,657,000	9,401,882

Hudson Asphalt Terminal Project – Series A – 2034 (m)	10/1/2034	7.25%	10,000,000	10,392,491

Hudson Asphalt Terminal Project – Series B – 2034 (m)	10/1/2031	9.75%	8,705,000	8,959,709

Hunter’s Overlook MD #7 - Series A - 2051 (g)	12/1/2051	5.50%	3,525,000	3,349,206

Hyland Village MD - Series A - 2027	12/1/2027	10.00%	4,770,000	4,102,200

Independence MD #3 - Series A – 2054	12/1/2054	5.38%	4,500,000	4,542,338

Inspiration MD - Series B - 2036 (g)	12/15/2036	5.00%	703,000	674,795

Jay Grove MD - Series A - 2051 (g)	12/1/2051	4.25%	2,450,000	1,945,331

Jeffco Business Center MD #1 - Series A - 2025 (j)	5/1/2028	8.00%	1,006,000	1,006,828

Karl’s Farm MD #2 - Series B - 2049 (g)	12/15/2044	6.20%	567,000	582,211

Lafferty Canyon MD - Series A - 2055	12/1/2055	5.63%	1,500,000	1,531,892

Lafferty Canyon MD - Series B - 2055 (g)	12/1/2055	8.00%	835,000	838,133

Lanterns MD #2 - Series A - 2050 (g)	12/1/2050	4.50%	12,492,000	9,940,528

Legato Community Authority - Series A - 2036	12/1/2036	4.00%	2,130,000	1,879,659

Legato Community Authority - Series A - 2046	12/1/2046	5.00%	1,000,000	914,907

Legato Community Authority - Series A - 2051	12/1/2051	5.00%	2,500,000	2,155,606

Liberty Draw MD #6 - Series B - 2055 (g)	12/15/2055	7.13%	1,302,000	1,311,410

Littleton Village MD #3 - Series B - 2055 (m)	12/15/2055	6.25%	2,850,000	2,891,856

Loretto Heights Community Authority - Series A - 2051 (g)	12/1/2051	4.88%	12,750,000	10,348,727

Marin MD - Series A - 2028 (a)(j)	12/1/2028	0.00%	17,485,000	1,573,650

Mayfield MD - Series A - 2050	12/1/2050	5.75%	1,174,000	1,185,744

Mayfield MD - Series B - 2050 (g)	12/15/2050	8.25%	622,000	623,514

Mayfield MD - Series C - 2050	12/15/2050	3.00%	766,000	333,971

Meadows MD #1 - Series A - 2029 (k)	6/1/2029	8.00%	30,730,000	30,413,573

Meadows MD #2 - Series A - 2029 (k)	6/1/2029	8.00%	23,830,000	23,584,622

Meadows MD #7 - Series A - 2029 (k)	6/1/2029	8.00%	15,440,000	15,281,014

Mighty Argo MD #2 - Series A - 2055	12/1/2055	7.00%	9,990,000	10,114,760

Mineral BID - Series A - 2054 (m)	12/1/2054	5.75%	1,750,000	1,759,233

Mirabelle MD #2 - Series B - 2049 (g)	12/15/2049	6.13%	2,000,000	2,012,275

Monument Junction MD #1 - Series A - 2051 (g)	12/1/2051	5.75%	12,258,000	11,630,661

Mount Carbon MD - Series C - 2043	6/1/2043	0.00%	521,078	521,285

Mountain Brook MD - Series A - 2041	12/1/2041	4.50%	1,000,000	885,850

Mountain Brook MD - Series A - 2051	12/1/2051	4.75%	8,740,000	7,235,174

Muegge Farms MD #1 - Series A - 2051 (g)	12/1/2051	5.00%	6,300,000	5,523,480

Muegge Farms MD #3 - Series A - 2051 (g)	12/1/2051	5.50%	10,431,000	9,310,601

Murphy Creek MD #5 - Series A - 2052	12/1/2052	6.00%	3,645,000	3,543,074

Newlin Crossing MD - Series A - 2054 (m)	12/1/2054	5.38%	1,150,000	1,161,444

Newlin Crossing MD - Series B - 2054 (g)(m)	12/1/2054	7.75%	604,000	607,446

North Range MD #3 - Series A - 2040	12/1/2040	5.00%	2,000,000	2,026,949

Painted Prairie Improvement Authority - Series A - 2029	12/1/2029	4.00%	1,000,000	922,708

Parkdale Community Authority MD #2 - Series B - 2053 (g)	12/15/2053	9.00%	1,391,000	1,397,091

Parker Automotive MD - Series A - 2045	12/1/2045	5.00%	1,772,000	1,788,739

Parterre MD #5 - Series A - 2045	12/1/2045	5.88%	1,500,000	1,595,544

Parterre MD #5 - Series A - 2055	12/1/2055	6.13%	2,250,000	2,378,654

Parterre MD #5 - Series B - 2054 (g)	12/1/2054	8.38%	1,450,000	1,456,524

Pinery Commercial MD #2 - Series A – 2054	12/1/2054	5.75%	3,200,000	3,213,799

Piney Lake Trails MD #1 - Series A - 2055	12/1/2055	5.88%	3,500,000	3,557,242

Piney Lake Trails MD #1 - Series B - 2055 (g)	12/1/2055	8.50%	1,985,000	1,992,695

Pinnacle Farms MD #1 - Series A - 2055	12/1/2055	6.50%	6,645,000	6,873,988

Pioneer Community Authority - Series B - 2050 (g)	12/15/2050	6.75%	24,592,000	24,636,251

Powhaton Community Authority - Series A - 2051 (g)	12/1/2051	5.00%	7,450,000	6,462,192

Prairie Point Community Authority Board - Series A - 2045 (m)	12/1/2045	5.75%	2,125,000	2,182,361

Prairie Ridge MD #1 - Series A - 2055	12/1/2055	6.13%	3,545,000	3,603,266

Pronghorn Valley MD - Series A - 2041	12/1/2041	3.75%	515,000	469,906

Pronghorn Valley MD - Series A - 2051	12/1/2051	4.00%	4,400,000	3,670,792

Quantum 56 MD - Series A - 2055	9/1/2055	6.25%	7,000,000	7,273,867

Quantum 56 MD - Series B - 2055	9/2/2055	8.25%	1,575,000	1,583,248

Reata Ridge Village MD #2 - Series A - 2049	12/1/2049	5.00%	1,736,000	1,666,184

Remuda Ridge MD - Series A - 2051 (g)	12/1/2051	5.63%	5,520,000	4,968,422

Reserve MD #2 - Series A - 2045	12/1/2045	5.00%	500,000	500,210

Ritoro MD - Series B - 2057 (g)	12/15/2057	6.25%	632,000	635,505

Riverpark MD - Series A - 2054	12/1/2054	6.38%	1,415,000	1,458,030

Riverview MD - Series A - 2041	12/1/2041	5.00%	1,105,000	1,105,073

Riverview MD - Series A - 2051	12/1/2051	5.00%	2,075,000	1,886,342

Rock Creek MD - Series A - 2031 (g)	12/1/2031	4.00%	3,432,000	3,234,695

Rock Creek MD - Series A - 2041	12/1/2041	4.50%	2,195,000	1,927,914

Rock Creek MD - Series A - 2050	12/1/2050	4.75%	3,880,000	3,138,377

Rose Farm Acres MD - Series A - 2050	12/1/2050	5.00%	2,905,000	2,762,578

Rose Farm Acres MD - Series B - 2050 (g)	12/15/2050	8.75%	910,000	911,726

RRC MD #2 - Series A - 2051 (g)	12/1/2051	5.25%	6,625,000	5,935,565

Sabell MD - Series A - 2050 (g)	12/1/2050	5.00%	1,044,000	1,044,719

Sabell MD - Series B - 2050 (g)	12/15/2050	8.25%	605,000	606,267

Schmer Farm MD - Series A - 2056	12/1/2056	6.25%	4,185,000	4,216,266

Scott Gulch MD - Series A - 2053 (m)	12/1/2053	6.50%	3,160,000	3,218,925

Scott Gulch MD - Series B - 2053 (g)(m)	12/15/2053	8.75%	694,000	696,963

Silver Peaks East MD - Series A - 2051 (g)	12/1/2051	5.00%	5,410,000	4,807,433

Sky Dance MD #2 - Series A - 2054	12/1/2054	6.00%	2,500,000	2,541,061

Smith MD #3 - Series A - 2055	12/1/2055	6.00%	1,725,000	1,749,660

Sojourn At Idlewild MD - Series A - 2055 (m)	12/1/2055	6.13%	2,500,000	2,589,977

Solitude MD - Series A - 2026	12/1/2027	7.00%	3,520,000	3,520,000

Southlands MD #1 - Series A - 2037	12/1/2037	5.00%	500,000	503,355

Southlands MD #1 - Series A - 2047	12/1/2047	5.00%	3,000,000	3,005,282

Southshore MD #2 - Series B - 2041 (g)	12/15/2041	4.13%	9,690,000	9,729,363

Spring Hill MD #3 - Series A - 2052	12/1/2052	6.75%	1,220,000	1,243,312

Spring Valley MD #4 - Series A - 2040	12/1/2040	5.00%	1,408,000	1,416,963

Spring Valley MD #4 - Series A - 2050	12/1/2050	5.12%	1,775,000	1,775,696

Spring Valley MD #4 - Series B - 2050 (g)	12/15/2050	7.63%	2,811,000	2,819,788

Sterling Ranch Community Authority - Series A - 2054	12/1/2054	6.50%	1,000,000	1,043,217

Sterling Ranch MD # 4/B - Series A - 2054	12/1/2054	5.75%	2,305,000	2,343,173

Sterling Ranch MD #2 - Series A - 2032	12/1/2032	5.25%	1,340,000	1,377,558

Sterling Ranch MD #2 - Series A - 2042	12/1/2042	5.50%	5,645,000	5,889,405

Sterling Ranch MD #2 - Series A - 2051	12/1/2051	5.75%	11,750,000	12,020,988

Stone Ridge MD #2 - Series A - 2031	12/1/2031	0.00%	11,896,000	356,880

Sugar Creek Public Improvement Authority - Series A - 2055 (m)	12/1/2055	6.00%	1,750,000	1,788,390

The Lakes MD #4 - Series A - 2061 (g)	12/1/2061	5.50%	20,080,000	18,025,880

The Plaza MD #1 - Series A - 2040 (m)	12/1/2040	5.00%	7,850,000	7,854,072

Third Creek MD #1 - Series A - 2037	12/1/2037	4.50%	1,130,000	1,036,614

Third Creek MD #1 - Series A - 2042	12/1/2042	4.50%	3,140,000	2,752,647

Third Creek MD #1 - Series A - 2051	12/1/2051	4.75%	7,390,000	5,963,236

Thompson Crossing MD #4 - Series A - 2039	12/1/2039	5.00%	1,410,000	1,418,577

Thompson Crossing MD #4 - Series A - 2049	12/1/2049	5.00%	1,315,000	1,303,918

Thompson Crossing MD #5 - Series A - 2055	12/1/2055	6.00%	3,765,000	3,802,523

Thompson Crossing MD #5 - Series B - 2055 (g)	12/15/2055	8.50%	999,000	1,003,949

Trailside MD #4 - Series B - 2051 (g)	12/15/2051	7.00%	3,249,000	3,287,635

Trailside MD #6 - Series A - 2053 (g)	12/1/2053	7.75%	2,181,000	2,226,403

Triview MD #3 - Series A - 2055	12/1/2055	5.88%	6,340,000	6,489,903

Triview MD #3 - Series B - 2055 (g)	12/15/2055	8.25%	1,560,000	1,575,196

Valagua MD - Series A - 2037	12/1/2037	0.00%	11,500,000	2,300,000

Vermilion Creek MD #3 - Series A - 2055	12/1/2055	5.88%	10,000,000	10,327,924

Vermilion Creek MD #3 - Series B - 2055 (g)	12/15/2055	8.00%	2,185,000	2,195,579

Villages At Murphy Creek MD #1 - Series A - 2051 (g)	12/1/2051	5.50%	12,358,000	11,482,270

Vincent Village MD - Series A - 2051	12/1/2051	5.00%	1,950,000	1,717,995

Water Valley MD #3 - Series A - 2054	12/1/2054	5.25%	600,000	603,548

Waterfall MD #1 - Series A - 2052	12/1/2052	5.25%	2,247,000	2,149,121

Weems Neighborhood MD - Series A - 2055 (m)	12/15/2055	5.88%	1,500,000	1,546,563

Weems Neighborhood MD - Series B - 2055 (g)(m)	12/15/2055	7.88%	1,149,000	1,166,974

Westcreek MD #2 - Series A - 2048	12/1/2048	5.38%	1,265,000	1,266,683

Westerly MD #4 - Series A - 2031	12/1/2031	4.13%	600,000	589,522

Westerly MD #4 - Series A - 2040	12/1/2040	5.00%	2,255,000	2,256,268

Westerly MD #4 - Series A - 2050	12/1/2050	5.00%	5,250,000	5,175,400

White Buffalo MD #3 - Series A - 2050	12/1/2050	5.50%	4,780,000	4,801,967

Woodmen Heights MD #2 - Series C - 2040 (g)	12/15/2040	7.50%	3,358,000	3,385,336

Wyndham Hill MD #2 - Series B - 2049 (g)	12/15/2049	7.63%	9,600,000	9,646,479

Colorado (amortized cost $1,160,310,838)			1,222,896,384	1,126,189,987

Colorado Municipal Bonds (amortized cost $1,160,310,838)			$1,222,896,384	$1,126,189,987

Other Municipal Bonds 17.0%
South Dakota 80.0%
Flandreau Santee Sioux Tribe / Gaming - Series A - 2028 (m)	1/1/2028	8.28%	$1,305,000	$1,284,375

Flandreau Santee Sioux Tribe / Gaming - Series A - 2033 (m)	1/1/2033	8.28%	8,670,000	8,391,576

Flandreau Santee Sioux Tribe / Gaming - Series B - 2038 (g)(m)	1/1/2038	6.00%	6,120,000	5,416,584

Flandreau Santee Sioux Tribe / Gaming - Series C - 2038 (m)	1/1/2038	6.00%	5,450,000	4,823,592

Flandreau Santee Sioux Tribe / Healthcare - Series A - 2035 (m)	9/15/2035	6.50%	10,710,000	10,617,144

Flandreau Santee Sioux Tribe / Healthcare - Series A - 2045 (m)	9/15/2045	7.38%	29,235,000	28,860,792

Flandreau Santee Sioux Tribe / Healthcare - Series A - 2046 (m)	9/15/2045	7.13%	85,000,000	85,163,209

Flandreau Santee Sioux Tribe / Healthcare - Series A - 2055 (m)	9/15/2055	8.00%	61,345,000	61,345,000

Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2027 (m)	7/1/2027	5.75%	830,000	815,069

Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2028 (m)	7/1/2028	5.75%	875,000	845,707

Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2029 (m)	7/1/2029	5.75%	930,000	884,213

Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2030 (m)	7/1/2030	5.75%	980,000	916,169

Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2031 (m)	7/1/2031	5.75%	1,040,000	957,302

Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2032 (m)	7/1/2032	5.75%	1,095,000	991,953

Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2033 (m)	7/1/2033	5.75%	1,160,000	1,036,700

Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2034 (m)	7/1/2034	5.75%	1,225,000	1,079,546

Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2035 (m)	7/1/2035	5.75%	1,300,000	1,131,791

Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2040 (m)	7/1/2040	6.00%	7,730,000	6,431,270

Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2045 (m)	7/1/2045	6.25%	10,395,000	8,375,438

Oglala Sioux Tribe - Series A - 2027 (m)	10/1/2027	4.50%	2,370,000	2,306,087

Oglala Sioux Tribe / Healthcare - Series A - 2028 (m)	7/1/2028	5.50%	1,300,000	1,265,935

Oglala Sioux Tribe / Healthcare - Series A - 2037 (m)	7/1/2037	6.00%	9,270,000	7,865,230

Oglala Sioux Tribe / Healthcare - Series B - 2041 (m)	9/1/2041	6.50%	5,505,000	4,710,002

Rosebud Sioux Tribe / Health Care - Series A - 2050 (m)	12/15/2050	7.50%	28,460,000	28,658,833

South Dakota (amortized cost $279,502,975)			282,300,000	274,173,517

Utah 15.3%
Ares Strategic Mining - Series A - 2034 (m)	12/15/2034	10.00%	9,905,000	9,409,301

Arrowhead Springs PID - Series A - 2054 (m)	12/1/2054	5.63%	3,200,000	3,255,751

Copper Rim IFD - Series A - 2054 (m)	12/1/2054	6.13%	2,190,000	2,273,937

Coral Canyon IFD - Series A - 2053 (m)	12/1/2053	5.50%	8,778,597	8,844,983

Fields Estate PID - Series A - 2055 (m)	12/1/2053	6.13%	825,000	837,418

Fields Estate PID - Series A2 - 2053 (g)(m)	12/1/2053	5.25%	2,673,942	2,676,775

Fields Estate PID - Series B - 2053 (m)	3/15/2055	8.75%	504,000	513,335

Jordanelle Ridge PID - Series B - 2055 (g)(m)	3/15/2055	7.88%	4,000,000	4,100,236

NWQ PID - Series A - 2056 (m)	3/1/2056	6.13%	1,800,000	1,834,302

Panorama PID #1 - Series A - 2055 (m)	3/1/2055	6.25%	3,000,000	3,058,058

Panorama PID #1 - Series A - 2055 (m)	12/1/2055	6.20%	2,000,000	2,022,087

Pointe West PID - Series A - 2053 (m)	12/15/2053	5.50%	3,090,000	3,121,716

Range IFD - Series A - 2053 (m)	12/1/2053	5.50%	5,605,931	5,645,301

Soleil Hills PID - Series A - 2055 (m)	3/1/2055	5.88%	2,425,000	2,454,727

Wood Ranch PID - Series A - 2055 (m)	12/1/2055	5.88%	2,500,000	2,562,356

Utah (amortized cost $51,554,137)			52,497,470	52,610,281

Puerto Rico 3.0%
Puerto Rico - Series A - 2027	7/1/2027	5.63%	102,175	104,089

Puerto Rico - Series A - 2029	7/1/2029	5.63%	100,517	106,392

Puerto Rico - Series A - 2031	7/1/2031	5.75%	97,632	106,539

Puerto Rico - Series A - 2033	7/1/2033	4.00%	92,580	93,777

Puerto Rico - Series A - 2033	7/1/2033	0.00%	119,142	87,297

Puerto Rico - Series A - 2035	7/1/2035	4.00%	83,217	83,944

Puerto Rico - Series A - 2037	7/1/2037	4.00%	71,422	71,665

Puerto Rico - Series A - 2041	7/1/2041	4.00%	97,107	94,540

Puerto Rico - Series A - 2043	7/1/2043	3.00%	356,605	256,310

Puerto Rico - Series A - 2046	7/1/2046	4.00%	100,990	92,505

Puerto Rico / Sales Tax - Series A - 2027	7/1/2027	4.41%	191,000	185,327

Puerto Rico / Sales Tax - Series A - 2029	7/1/2029	4.69%	260,000	236,998

Puerto Rico / Sales Tax - Series A - 2031	7/1/2031	4.96%	336,000	287,235

Puerto Rico / Sales Tax - Series A - 2033	7/1/2033	5.20%	378,000	299,965

Puerto Rico / Sales Tax - Series A - 2034	7/1/2034	4.50%	277,000	277,030

Puerto Rico / Sales Tax - Series A - 2040	7/1/2040	4.55%	140,000	140,449

Puerto Rico / Sales Tax - Series A - 2040	7/1/2040	4.33%	1,424,000	1,424,223

Puerto Rico / Sales Tax - Series A - 2046	7/1/2046	5.97%	3,597,000	1,337,953

Puerto Rico / Sales Tax - Series A - 2051	7/1/2051	6.02%	2,930,000	796,013

Puerto Rico / Sales Tax - Series A - 2053	7/1/2053	4.75%	1,028,000	1,014,863

Puerto Rico / Sales Tax - Series A - 2053	7/1/2053	4.54%	43,000	40,947

Puerto Rico / Sales Tax - Series A - 2058	7/1/2058	5.00%	2,600,000	2,595,781

Puerto Rico / Sales Tax - Series A - 2058	7/1/2058	4.78%	571,000	558,528

Puerto Rico (amortized cost $9,095,516)			14,996,387	10,292,369

Ohio 1.1%
Columbus Housing Authority / Brookshire - Series B - 2030 (m)	1/15/2030	7.75%	1,000,000	992,708

Columbus Housing Authority / Vivera - Series B - 2030 (m)	1/15/2030	7.75%	750,000	744,531

Ohio Housing Agency / Fairborn - Series A - 2029 (m)	7/1/2029	7.75%	485,000	484,158

Ohio Housing Agency / Grove City - Series A - 2029 (m)	7/1/2029	7.75%	435,000	434,281

Ohio Housing Finance Agency / Canal / Taxable - Series B – 2029	1/15/2029	7.75%	530,000	524,635

Ohio Housing Finance Agency / Holland / Taxable - Series B – 2029	1/15/2029	7.75%	745,000	738,360

Ohio (amortized cost $3,945,000)			3,945,000	3,918,674

Washington 0.5%
Tacoma / Local Improvement District #65 - Series A - 2043	4/1/2043	5.75%	1,645,000	1,655,195
Washington (amortized cost $1,540,312)			1,645,000	1,655,195

California 0.1%
Freddie Mac – 2035 (g)(j)	8/15/2035	6.50%	229,709	232,508
California (amortized cost $229,709)			229,709	232,508

Other Municipal Bonds (amortized cost $345,867,649)			$355,613,566	$342,882,544

Colorado Capital Appreciation and Zero Coupon Bonds 2.8%
Colorado 100.0%
Aurora Crossroads MD #2 - Series A1 CABs - 2055	12/1/2055	6.25%	$4,920,000	$4,677,633

Aurora Crossroads MD #2 - Series A2 CABs - 2055	12/1/2055	6.50%	2,240,000	2,121,889

Bella Mesa MD - Series A CABs - 2049 (m)	12/1/2049	6.75%	7,565,000	7,721,788

Colorado International Center MD #7 - Series A CABs - 2027	12/1/2027	5.25%	21,285,000	18,078,968

Conifer MD - Series B - 2031 (a)(j)	12/1/2031	0.00%	7,470,000	2,407,281

Granary MD #5 - Series A CABs - 2034	12/1/2034	6.75%	9,455,000	5,605,860

Green Valley Ranch East MD #9 - Series A CABs - 2055	12/1/2055	6.38%	2,500,000	2,092,336

Lanterns MD #3 - Series A CABs - 2053	12/1/2053	8.00%	2,250,000	1,966,023

Parkdale Community Authority MD #2 - Series A CABs – 2053	12/1/2027	7.75%	5,670,000	5,060,824

PV ERU Holding Trust - Series A CABs - 2039 (a)(j)(m)	2/14/2039	0.00%	710,000	64,667

PV ERU Holding Trust - Series A CABs - 2039 (a)(j)(m)	2/14/2039	0.00%	3,122,000	284,352

PV ERU Holding Trust - Series A CABs - 2039 (a)(j)(m)	2/14/2039	0.00%	13,168,000	1,199,341

PV ERU Holding Trust - Series A CABs – 2039 (a)(j)(m)	12/15/2037	0.00%	14,000,000	1,275,119

Third Creek MD #1 - Series A CABs – 2051	12/1/2026	5.25%	2,285,000	1,803,457

Westerly MD #4 - Series A CABs - 2050	12/1/2026	5.20%	2,000,000	1,979,056

Colorado (amortized cost $63,177,470)			98,640,000	56,338,593

Colorado Capital Appreciation and Zero Coupon Bonds (amortized cost $63,177,470)			$98,640,000	$56,338,593

Short-Term Municipal Bonds 1.9%
Colorado 92.9%
Boulder College of Massage - Series A - 2031 (a)(j)	10/15/2031	0.00%	$4,315,000	$1,128,562

CHFA / Ready Foods - Series A - 2032 (LOC 1)	1/1/2032	1.62%	3,225,000	3,225,000

Colorado Centre MD - Series A (IO) - 2027 (f)(i)	1/1/2027	9.00%	2,131,449	383,661

Colorado Centre MD - Series A (PO) - 2027 (e)(i)	1/1/2027	0.00%	2,074,674	2,035,847

Colorado Springs Utilities - Series A - 2041 (LOC 1)	11/1/2041	1.60%	1,000,000	1,000,000

Fitzsimons Village MD #3 - Series A - 2026	12/1/2026	4.00%	1,157,000	1,154,827

Sheridan Redevelopment Agency / Santa Fe - Series A - 2029 (LOC 3)	12/1/2029	1.60%	27,205,000	27,205,000

Colorado (amortized cost $38,653,542)			41,108,123	36,132,897

South Dakota 7.1%
Flandreau Santee Sioux Tribe / Gaming - Series A - 2027 (m)	1/1/2027	8.28%	1,205,000	1,197,615

Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2026 (m)	7/1/2026	5.75%	785,000	785,000

Oglala Sioux Tribe - Series C - 2026 (m)	10/1/2026	8.00%	800,000	799,318

South Dakota (amortized cost $2,790,000)			2,790,000	2,781,933

Short-Term Municipal Bonds (amortized cost $41,443,542)			$43,898,123	$38,914,830

Colorado Taxable Certificates/Notes/Bonds 0.2%
Colorado 100.0%
CECFA CEC / Aurora Charter School / Taxable - Series A - 2031 (m)	7/1/2031	6.13%	$305,000	$300,250

CECFA CEC / Aurora Charter School / Taxable - Series B – 2029 (m)	7/1/2029	6.00%	1,605,000	1,593,170

CECFA CO Springs Academy / Taxable - Series B - 2030 (m)	7/1/2030	7.25%	215,000	214,924

CECFA Colorado Skies Academy / Taxable - Series A1 – 2030 (m)	7/1/2030	0.00%	500,000	150,000

CECFA Colorado Skies Academy / Taxable - Series A2 – 2030 (j)(m)	7/1/2030	0.00%	935,000	280,500

CECFA Global Village Academy - Series B - 2031 (m)	6/15/2031	7.50%	270,000	270,633

Tabernash Pole Creek Note – 2026 (a)(j)	12/31/2026	0.00%	227,347	189,000

Woodmen Heights MD #2 / Taxable - Series B - 2040 (g)	12/15/2040	6.25%	1,694,000	1,670,487

Colorado (amortized cost $5,751,347)			5,751,347	4,668,964

Colorado Taxable Certificates/Notes/Bonds (amortized cost $5,751,347)			$5,751,347	$4,668,964

Other Assets 0.1%
Utah 100.0%
Ares Strategic Mining - Equity	12/15/2034	0.00%	$6,780,500	$1,319,146

Utah (amortized cost $1,000,000)			6,780,500	1,319,146

Other Assets (amortized cost $1,000,000)			$6,780,500	$1,319,146

Total investments, at value (amortized cost $1,617,550,846)	77.9%			$1,570,314,064

Other assets net of liabilities	22.1%			446,029,914

Net Assets	100.0%			2,016,343,978

COLORADO BONDSHARES - A TAX-EXEMPT FUND

Schedule of Investments (unaudited) - (Continued)

(a)	Defaulted or non-income producing based upon the financial condition of the issuer (see “Defaulted or Non-Income Producing Investments” note to Schedule of Investments).

(b)	Originally issued as general obligation bonds but are now pre-refunded and are secured by an escrow fund consisting entirely of direct U.S. Government obligations.

(c)	Represents securities whose blended characteristics are reflective of a zero coupon bond and a step rate bond. Interest rate shown represents effective yield at acquisition.

(d)	Interest rate shown for capital appreciation and zero coupon bonds represents the effective yield at the date of acquisition.

(e)	Principal-only certificate represents the right to receive the principal payments on the underlying debt security upon maturity. The price of this security is typically more volatile than that of coupon-bearing bonds of the same maturity.

(f)	Interest-only certificate represents the right to receive semi-annual interest payments on the underlying debt security. The principal amount of the underlying security represents the notional amount on which current interest is calculated. The interest rate shown represents the effective yield at the date of acquisition.

(g)	Interest rate disclosed for cash flow bond represents the effective yield at June 30, 2026. Income on this security is derived from the cash flow of the issuer.

(h)	Represents current interest rate for a step rate bond. No step rate bonds were owned by the Fund at June 30, 2026.

(i)	Terms of security have been restructured since the original issuance. The total face amount of all such restructured securities approximates $10,798,429 and a value of $5,386,046 or less than 1.0% of net assets, as of June 30, 2026.

(j)	Securities valued at fair value (see “Investment Valuation and Risk” notes to the Schedule of Investments).

(k)	See “Purchase Accrued Interest” notes to Schedule of Investments for further information on purchase accrued interest related to these bonds.

(l)	The Fund is not a party to any forbearance agreements as of June 30, 2026.

(m)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, the aggregate value was $703,934,307 representing 34.91% of net assets.

COLORADO BONDSHARES - A TAX-EXEMPT FUND

Schedule of Investments - (unaudited) - (Continued)

June 30, 2026

(LOC)	These securities are Variable Rate Demand Obligations (“VRDO”) with scheduled principal and interest payments that have a guaranteed liquidity provider in the form of a letter of credit. These obligations bear interest at a rate that resets daily or weekly (see “Investment Transactions” notes to Schedule of Investments). The numbered list below corresponds to the liquidity provider associated with the respective LOC.
1. US Bank, N.A.
2. BNP Paribas
3. JP Morgan Chase Bank N.A.

The following abbreviations are used in the descriptions of securities included in the Schedule of Investments:
CABs-Capital Appreciation Bonds
CONV-Convertible
I/O-Interest Only
L/D-Local Improvement District
MD-Metropolitan District
P/O-Principal Only

COLORADO BONDSHARES - A TAX-EXEMPT FUND

Notes to Schedule of Investments

June 30, 2026 (unaudited)

Defaulted or Non-income Producing Investments

 The Fund discontinues the accrual of interest income on municipal bonds when the securities become delinquent as to payment of principal or interest, or when the Fund’s investment adviser determines that an uncertainty exists as to the realization of all or a portion of the principal balance. The face amount of bonds for which the accrual of interest income has been discontinued approximates $64,252,347 and such bonds have a value of $11,221,971 or 0.56% of net assets, as of June 30, 2026. These securities have been identified in the accompanying Schedule of Investments.

 The Fund is not a party to any forbearance agreements as of June 30, 2026.

Investment Valuation and Risk

 The fair value of securities for which there is no last sales price is determined either by an independent pricing service or management, considering market transactions and dealer quotes of comparable securities as well as proprietary pricing models.

 Securities for which market quotations are not readily available (or management considers otherwise are no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Trustees. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings are valued at current market quotations or amortized cost, whichever management believes best approximates fair value.

 Fixed-income securities owned by the Fund are subject to interest-rate risk, credit risk, prepayment risk and market risk. The Fund invests in non-rated securities which may be subject to a greater degree of credit risk and risk of loss of income and principal and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Fund concentrates its investments in Colorado and, therefore, may be impacted by specific events, issuers or factors affecting Colorado. The Fund has more credit risk related to the economic conditions of Colorado than a portfolio with a broader geographical diversification. The Fund concentrates its investments in and the majority of the Fund’s shareholders are located within Colorado and, therefore, may be impacted by specific events, issuers or factors affecting Colorado. The Company does not have any significant concentrations within any one shareholder.

 Accounting Standards Codification (“ASC”) 820 Fair Value Measurements and Disclosures establishes a fair value hierarchy that classifies securities based on valuation techniques used to measure fair value and distinguish between observable inputs (market data obtained from independent sources) and the reporting entities own assumptions, which are not readily observable to market participants. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

 Level 1 Inputs: Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

 Level 2 Inputs: Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. If the asset or liability has a specified (contractual) term, a Level 2 input must be observable for substantially the full term of the asset or liability.

 Level 3 Inputs: Significant unobservable inputs for the asset or liability including management’s own assumptions. Unobservable inputs shall be used to measure fair value to the extent that observable inputs are not available.

 The following table summarizes the valuation of the Fund’s investments as defined by ASC 820 hierarchy levels as of June 30, 2026:

Valuation Inputs Summary

	Colorado Municipal Bonds	Other Municipal Bonds	Colorado Capital Appreciation and Zero Coupon Bonds	Short-Term Municipal Bonds	Colorado Taxable Certificates/Notes/Bonds	Other Assets	Total Securities June 30, 2026

Level 1 Securities	$-	$-	$-	$-	$-	$1,319,146	$1,319,146
Level 2 Securities	1,072,435,684	342,650,036	51,107,834	37,786,268	4,199,464	-	1,508,179,286
Level 3 Securities	53,754,303	232,508	5,230,759	1,128,562	469,500	-	60,815,632

Totals	$1,126,189,987	$342,882,544	$56,338,593	$38,914,830	$4,668,964	$1,319,146	$1,570,314,064

Purchase Accrued Interest

 Purchase accrued interest is typically a component of a municipal bond purchase and is paid on settlement date. The accrual period begins on the last interest payment date (or original issue date) and runs through the day immediately preceding the settlement date. The Fund has purchased three bonds from the Meadows Metropolitan Districts No. 1, 2 and 7 with an aggregate balance of purchase accrued of $90,436,317 (98.1% of the June 30, 2026 balance of $92,156,671). Approximately $286,257,871 of additional interest has accrued on the purchase accrued interest since its purchase in 2007. This additional accrued interest has been fair valued in accordance with ASC 820 at approximately $112,382,101 and is included in other assets net of liabilities in the Schedule of Investments. This amount bears interest at the rate of 7.999% and will be received over an uncertain period of years. The value of the Meadows bonds is contained within three separate line items of the financial statements which all relate to a single set of bonds that cannot be sold separately.

Investment Transactions

 Variable Rate Demand Obligations (“VRDO”) purchased by the Fund are floating rate obligations that have a nominal long-term maturity but have a coupon rate that is reset periodically (e.g., daily or weekly). The investor has the option to put the issue back to the trustee or tender agent at any time with specified (e.g., seven days) notice; accordingly, the Fund treats these obligations as short-term holdings. On June 30, 2026 the interest rates paid on these obligations ranged from 1.60% to 1.62%.

Income Tax Information

At June 30, 2026 the cost and unrealized appreciation (depreciation) of investments, as determined on a federal income tax basis, were as follows:

	Colorado Municipal Bonds	Other Municipal Bonds	Colorado Capital Appreciation and Zero Coupon Bonds	Short-Term Municipal Bonds	Colorado Taxable Certificates/Notes/Bonds	Other Assets	Totals

Cost of investments	$1,160,310,838	$345,867,649	$63,177,470	$41,443,542	$5,751,347	$1,000,000	$1,617,550,846
Gross unrealized appreciation	$20,720,600	$5,097,516	$3,500,499	$2,014,597	$633	$319,146	$31,652,991
Gross unrealized depreciation	(54,841,451)	(8,082,621)	(10,339,375)	(4,543,309)	(1,083,016)	0	(78,889,772)

Net unrealized appreciation (depreciation) of investments	($34,120,851)	($2,985,105)	($6,838,876)	($2,528,712)	($1,082,383)	$319,146	($47,236,781)

Litigation

The Fund is periodically involved in various legal proceedings. As of June 30, 2026, the Fund has a litigation payable of $279,117 for all pending litigation matters primarily for the purpose of paying lawyer fees. Possible additional amounts cannot be currently estimated but will be set aside as needed. Although there can be no assurances, based on information available, management believes that it is probable that the ultimate outcome of the action described below and other matters that are pending or threatened will not have a material effect on the Fund’s financial condition.

Marin Metropolitan District LTD Tax G.O. Series 2008 Bond

The Fund is the beneficial owner of bonds issued in 2008 (the “Bonds”) by Marin Metropolitan District (the “District”) as described more fully in the Fund’s most recent semi-annual report for the period ended March 31, 2026 that was filed with the Securities and Exchange Commission (“SEC”) on June 4, 2026. The Bonds were issued in 2008 pursuant to a trust indenture (the “Trust Indenture”) between the District, as issuer and UMB Bank, N.A. (“UMB”), as trustee (the “Trustee”). The original principal amount of Bonds was $30,485,000. The current principal amount of the Bonds is $17,485,000. The valuation of these Bonds as of June 30, 2026, is set forth in the schedule of investments

On about June 24, 2022, the District filed an Amended Complaint for Declaratory and Injunctive Relief (the “Complaint”) against the Fund and the Trustee with the District Court, Arapahoe County, Colorado (the “Court”). The Complaint also names Century at Landmark, LLC, a Colorado limited liability company (“Century”) as an “Interested Party” in the Complaint on the grounds that Century is the owner of the real property remaining in the District. In the Complaint, the District has asserted a single claim for relief for declaratory judgment. In essence, based on the rulings in Landmark Towers Association, Inc. v. UMB Bank, N.A. and Colorado BondShares (District Court, Arapahoe County, Colorado Case No. 11CV1076) (the “Landmark Litigation”), the District has requested that the Court declare that the Fund and the Trustee cannot compel the District to impose a tax levy on Century’s parcel of real property within the District and that, further, the Court enjoin the Fund and the Trustee from attempting to compel the District to impose the Required Mill Levy (as such term is defined in the Trust Indenture) on Century’s parcel of real property within the District. In response, the Fund and the Trustee filed Amended Counterclaims for breach of the District’s resolution authorizing public debt in accordance with, and as required by, the Colorado Constitution (the “Bond Resolution”), declaratory judgment for breach of the Bond Resolution, declaratory judgment that the District has violated Colo. Const. art. XI, section 6 and the Bond Resolution, breach of the Trust Indenture, declaratory judgment that the District has violated the Trust Indenture, promissory estoppel and unjust enrichment (the collectively, the “Counterclaims”). The Counterclaims seek a judgment in the full amount due and owing on the Bonds with accrued interest along with a declaration that the District is obligated to impose the Required Mill Levy under the terms of the Trust Indenture.

On October 16 and 17, 2023, the Court held a two-day non-jury trial on all remaining issues presented in the Complaint and the Counterclaims. On May 2, 2024, the Court issued Findings of Fact and Conclusions of Law and Orders After Trial to Court finding in favor of the District and against the Fund, which precludes the Fund from seeking repayment of the amounts owed. On June 12, 2025, after full briefing, the Court of Appeals affirmed the Trial Court’s Findings of Fact and Conclusions of Law and Orders After Trial to the Court. On August 7, 2025, the Fund filed a Petition for Writ of Certiorari to the Colorado Supreme Court which was denied on January 26, 2026. The Fund petitioned for and received an extension until May 27,2026 for filing an appeal with the US Supreme Court which it chose to do. At last word, Justice Neil Gorsuch was said to be polling the other Justices to determine whether they would accept the case. The Fund cannot estimate the outcome or potential loss at this time.